FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS [Text Block]
11.	FINANCIAL INSTRUMENTS

The FASB ASC topic 820 on fair value measurement and disclosures establishes three levels of inputs that may be used to measure fair value: quoted prices in active markets for identical assets or liabilities (referred to as Level 1), observable inputs other than Level 1 that are observable for the asset or liability either directly or indirectly (referred to as Level 2), and unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities (referred to as Level 3).

The carrying values and fair values of the Company’s financial instruments are as follows:

		DECEMBER 31, 2011		DECEMBER 31, 2010
		CARRYING	FAIR	CARRYING	FAIR
	LEVEL	VALUE	VALUE	VALUE	VALUE
Financial assets
Cash	1	$1,278	$1,278	$3,217	$3,217
Other receivable	3	665	665	11,743	11,743
		$1,943	$1,943	$14,960	$14,960
Financial liabilities
Accounts payable	3	$195,195	$195,195	$153,212	$153,212
Loans payable	3	82,065	82,065	26,011	26,011
Due to related parties	3	128,771	128,771	72,159	72,159
		$406,031	$406,031	$251,382	$251,382